SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF NET REVENUES DISAGGREGATED BY GEOGRAPHY

The following table presents the Company’s net revenues disaggregated by geography with respect to the Company’s operating segment for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
United States	$42,525	$34,772
Australia	2,034	3,253
Canada	1,059	2,469
Brazil	4	705
Mexico	315	-
Europe	1,124	486
All other	117	792
	$47,178	$42,477

SCHEDULE OF OPERATING SEGMENT

The following table presents the Company’s net revenues disaggregated by geography (based on the ship to location) with respect to the Company’s operating segment for the six months ended June 30, 2026 and 2025 (in thousands);

	2026	2025
United States	$25,529	$21,158
Australia	2,473	157
Canada	778	574
Europe	1,070	658
Mexico	-	306
All other	652	56
	$30,502	$22,909